INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Schedule of components of income tax expense benefit
The components of income tax expense include the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Current income tax	$(8)	$42	$30	$92
Deferred income tax	(54)	104	(4)	(6)
Income tax expense (benefit)	$(62)	$146	$26	$86